Average Annual Total Returns{- Fidelity Advisor Freedom® 2035 Fund} - 03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-07 - Fidelity Advisor Freedom® 2035 Fund	Class Z6 Return Before Taxes Past 1 year	Class Z6 Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F0552 Past 1 year	F0552 Since Inception
Total	16.74%	11.75%	[1]	18.40%	15.18%	[1]	15.59%	11.74%	[1]

[1]	(a)From June 6, 2017